Financial Instruments with Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments to Grant Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 77,023	$ 56,095
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	3,150	3,889
Outstanding Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 2,541	$ 2,300